Subsequent Events (Details) - $ / shares	Apr. 24, 2026	Apr. 21, 2026	Dec. 31, 2024	Jun. 30, 2025
Subsequent Events [Line Items]
R&D over cost period			5 years
Preferred Investment Option [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Options exercised (in Shares)	153,236	2,151,478
Increase in option exercise price	$ 71.21	$ 2.436
Decrease in option exercise price	$ 0.8	$ 0.8
Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Warrants exercised				382,000